Deed of cross guarantee (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deed of cross guarantee
Amounts recognized in respect of Deed	$ 0	$ 0	$ 0	$ 0